Filed with the Securities and Exchange Commission on May 16, 2011
1933 Act Registration File No. 2-10822
1940 Act File No. 811-00515

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 71	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 72	☒

THE WALL STREET FUND, INC.
(Exact Name of Registrant as Specified in Charter)

441 Lexington Avenue, New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 856-8200

Robert P. Morse, President
The Wall Street Fund, Inc.
441 Lexington Avenue
New York, New York 10017
(Name and Address of Agent for Service)

Copies of all communications to:
Richard Teigen, Esq.
Foley & Lardner
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Rachel A. Spearo, Esq.
U.S. Bancorp Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
❑	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This PEA No. 71 hereby incorporates Parts A, B and C from the Fund’s PEA No. 70 on Form N-1A filed April 26, 2011.  This PEA No. 71 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 70.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 16th day of May, 2011.

                THE WALL STREET FUND, INC.

                By: /s/ Robert P. Morse
                 Robert P. Morse
                 President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on May 16, 2011 by the following persons in the capacities indicated.

/s/ Robert P. Morse Robert P. Morse	President, Director and Chairperson	May 16, 2011
/s/ Amb. Kurt D. Volker * Amb. Kurt D. Volker	Independent Director	May 16, 2011
/s/ Harlan K. Ullman, Ph.D.* Harlan K. Ullman, Ph.D.	Independent Director	May 16, 2011
/s/ Michael R. Linburn * Michael R. Linburn	Executive Vice President and Secretary	May 16, 2011
/s/ Jian H. Wang * Jian H. Wang	Executive Vice President and Treasurer	May 16, 2011

* By: /s/ Robert P. Morse Robert P. Morse Attorney-in-Fact pursuant to Power of Attorney dated February 17, 2010.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE